Research and Development Expenses	12 Months Ended
Dec. 31, 2019
Research and Development Expenses
Research and Development Expenses

20. Research and Development Expenses

Research and development expenses are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
	(in US$’000)
Clinical trial related costs	87,777	73,693	45,250
Personnel compensation and related costs	46,246	35,340	24,848
Other research and development expenses	4,167	5,128	5,425
	138,190	114,161	75,523